Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Other Non current Liabilities [Abstract]
Other non-current liabilities	€ 178	€ 164
Total Other non-current liabilities	€ 178	€ 164